Accounts and Notes Receivable (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit losses:
Beginning balance	$ 405	$ 595	$ 393
Charge-offs	(136)	(446)	(170)
Recoveries	65	32	10
Provision	125	249	288
Foreign currency translation and other	(11)	(25)	74
Ending balance	448	405	595
Ending balance: individually evaluated for impairment	156	146
Ending balance: collectively evaluated for impairment	292	259
Receivables:
Ending balance	16,616	14,896
Ending balance: individually evaluated for impairment	897	838
Ending balance: collectively evaluated for impairment	15,719	14,058
Retail [Member]
Allowance for credit losses:
Beginning balance	252	406
Charge-offs	(115)	(351)
Recoveries	61	23
Provision	82	200
Foreign currency translation and other	(11)	(26)
Ending balance	269	252
Ending balance: individually evaluated for impairment	42	70
Ending balance: collectively evaluated for impairment	227	182
Receivables:
Ending balance	9,869	8,716
Ending balance: individually evaluated for impairment	69	103
Ending balance: collectively evaluated for impairment	9,800	8,613
Wholesale [Member]
Allowance for credit losses:
Beginning balance	142	174
Charge-offs	(13)	(82)
Recoveries	1	6
Provision	42	43
Foreign currency translation and other	(1)	1
Ending balance	171	142
Ending balance: individually evaluated for impairment	114	76
Ending balance: collectively evaluated for impairment	57	66
Receivables:
Ending balance	6,078	5,514
Ending balance: individually evaluated for impairment	828	735
Ending balance: collectively evaluated for impairment	5,250	4,779
Other [Member]
Allowance for credit losses:
Beginning balance	11	15
Charge-offs	(8)	(13)
Recoveries	3	3
Provision	1	6
Foreign currency translation and other	1
Ending balance	8	11
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	8	11
Receivables:
Ending balance	669	666
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 669	$ 666